Deferred IPO Costs	12 Months Ended
Sep. 30, 2025
Deferred Ipo Costs
Deferred IPO Costs

10. Deferred IPO Costs

As of September 30, 2025 and 2024, deferred IPO costs consisted of the following:

	As of September 30,
	2025	2024

Legal fees	$-	$199,559
Accounting fees	-	327,743
Filing Fees	-	6,860
Printing fees	-	7,242
Miscellaneous expenses	-	33,461
Deferred IPO costs	$-	$574,865

Zenta Group Company Limited

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024